Related party transactions - Key management personnel (Details) - EUR (€)	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Transactions
Capital	€ 308,936,000	€ 308,111,000
Balances
Accounts Payables	194,108,000	147,349,000
General Partner
Transactions
Reimbursements paid to related party for management services	15,295,000
Balances
Accounts Receivable	801,000	246,000
Accounts Payables	€ 33,483,000	€ 23,020,000